REVENUES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	¥ 635,910	¥ 579,650	¥ 421,024
Revenue, Practical Expedient [Abstract]
Adoption of practical expedient for incremental cost to obtain a contract	true
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false]	true
Information and analytics services
Disaggregation of Revenue [Line Items]
Revenues	¥ 303,352	268,548	206,201
Data services
Disaggregation of Revenue [Line Items]
Revenues	166,264	138,643	125,147
Analytics services
Disaggregation of Revenue [Line Items]
Revenues	137,088	129,905	81,054
Marketplace services
Disaggregation of Revenue [Line Items]
Revenues	332,558	311,102	214,823
Promotion services
Disaggregation of Revenue [Line Items]
Revenues	301,962	244,154	189,718
Listing services
Disaggregation of Revenue [Line Items]
Revenues	¥ 30,596	¥ 66,948	¥ 25,105